Provision for credit losses (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provision for credit losses
Loans held at amortized cost	SFr 188	SFr (23)	SFr 863
Other financial assets held at amortized cost	(132)	4,291	24
Off-balance sheet credit exposures	(40)	(63)	209
Provision for credit losses	16	4,205	1,096
Archegos Capital Management [Member]
Provision for credit losses
Other financial assets held at amortized cost	(155)	4,307
Bank
Provision for credit losses
Loans held at amortized cost	190	(23)	863
Other financial assets held at amortized cost	(135)	4,295	19
Off-balance sheet credit exposures	(40)	(63)	210
Provision for credit losses	15	4,209	SFr 1,092
Bank | Archegos Capital Management [Member]
Provision for credit losses
Other financial assets held at amortized cost	SFr (155)	SFr 4,307